INCOME TAXES - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences associated with investments in subsidiaries, associates and joint ventures for which deferred tax liabilities have not been recognised	$ 49,000	$ 64,000
Deductible Temporary Diferences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	127,000	120,000
Deductible Temporary Diferences | Do not expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	118,000
Deductible Temporary Diferences | Expire after 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	9,000
Capital Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	6,498,000	6,395,000
Capital Losses | Do not expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	135,000
Capital Losses | Expire after 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	4,000
Capital Losses | Expire after 3 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	6,359,000
Non-Capital Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	2,756,000	2,393,000
Non-Capital Losses | Do not expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 1,787,000	$ 1,539,000